Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Assets and Liabilities [Abstract]
Components Of Regulatory Assets And Liabilities

	Remaining Rate Recovery/Amortization Period at	Carrying Amount At
	December 31, 2017	December 31, 2017	December 31, 2016

Regulatory assets:
Employee retirement costs being amortized	10 years	$331	$23
Unrecovered employee retirement costs incurred since the last rate review period (b)	To be determined	30	327
Employee retirement liability (a)(b)(c)	To be determined	854	849
Self-insurance reserve (primarily storm recovery costs) being amortized	10 years	394	64
Unrecovered self-insurance reserve incurred since the last rate review period (b)	To be determined	49	367
Securities reacquisition costs (post-industry restructure)	Lives of related debt	12	13
Deferred conventional meter and metering facilities depreciation	3 years	57	78
Under-recovered AMS costs	10 years	206	209
Unprotected excess deferred taxes	Various	197	-
Energy efficiency performance bonus (a)	1 year or less	12	10
Other regulatory assets	Various	38	34
Total regulatory assets		2,180	1,974

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	954	819
Protected excess deferred taxes	Various	1,595	3
Unprotected excess deferred taxes	Various	194	-
Over-recovered wholesale transmission service expense (a)	1 year or less	47	10
Other regulatory liabilities	Various	17	24
Total regulatory liabilities		2,807	856
Net regulatory assets (liabilities)		$(627)	$1,118

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(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.

Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.